Debt - Narrative (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2025 EUR (€) extension_option	Jul. 31, 2024 EUR (€) tranche bank extension_option	Mar. 31, 2024 EUR (€) extension_option tranche	Dec. 31, 2025 EUR (€) loan facility note	Dec. 31, 2025 USD ($) facility loan	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) tranche extension_option	Dec. 31, 2023 EUR (€)	Jul. 31, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Jul. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Increase in borrowings				€ 8,700
Proceeds from issue of bonds, notes and debentures				5,100
Repayments of bonds, notes and debentures in financial services funding				800
Repayments of bonds, notes and debentures				700
Borrowings				€ 45,947							€ 37,227		€ 29,463
Number of notes issued under the EMTN programme | note				2
Number of warehouse credit facilities | facility				3	3
Number of ABS term loan | loan				2	2
Trade and other receivables				€ 25,329							19,990
Commitments for leases entered and not yet commenced				1,005
Lease commitments for short-term leases for which recognition exemption has been used				€ 11
Lease commitments for short-term leases, expected settlement period				12 months
Property, plant and equipment and intangible assets, pledged as security				€ 0							471
Retail financing
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities				1,400	$ 1,700
EMTN Programme, Peugeot S.A
Disclosure of detailed information about borrowings [line items]
Borrowings																€ 5,000
Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program				20,000
Medium Term Note Programme | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				2,250
Euro Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Borrowings				11,500
Maximum that may be used under the program															€ 30,000
STELLANTIS N.V. 2025
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 700
Coupon %				3.875%	3.875%
STELLANTIS N.V. 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 712							0
STELLANTIS N.V. 2025
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 800				€ 800
Coupon %				4.625%	4.625%			4.63%
STELLANTIS N.V. 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 816							0
STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 650					€ 650
Coupon %				2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2018 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 0							660
STELLANTIS FINANCE US 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,000					$ 1,000
Coupon %				6.45%	6.45%				6.45%	6.45%
STELLANTIS FINANCE US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 862							0
STELLANTIS FINANCE US 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 750					$ 750
Coupon %				5.75%	5.75%				5.75%	5.75%
STELLANTIS FINANCE US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 648							0
STELLANTIS FINANCE US 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 500					$ 500
Coupon %				5.35%	5.35%				5.35%	5.35%
STELLANTIS FINANCE US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 434							0
STELLANTIS FINANCIAL SERVICES US 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 700		$ 700
Coupon %				5.40%	5.40%	5.40%	5.40%
STELLANTIS FINANCIAL SERVICES US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 606							0
STELLANTIS FINANCIAL SERVICES US 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,000		$ 1,000
Coupon %				4.95%	4.95%	4.95%	4.95%
STELLANTIS FINANCIAL SERVICES US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 858							0
STELLANTIS FINANCIAL SERVICES US 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 300		$ 300
Coupon %				1.69%	1.69%
STELLANTIS FINANCIAL SERVICES US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 254							0
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings				100							900
Notional amount						€ 484			€ 300
Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings				400							500
Revolving credit facility, 2021
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program														€ 12,000
Number of group relationship banks | bank		29
Number of tranches | tranche		2	2									2
Revolving credit facility, 2021 | Tranche one
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		€ 6,000
Borrowings, number of extension options | extension_option		2
Borrowings maturity term		3 years
Borrowings extension option maturity, term		1 year
Revolving credit facility, 2021 | Tranche two
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		€ 6,000
Borrowings, number of extension options | extension_option		2
Borrowings maturity term		5 years
Borrowings extension option maturity, term		1 year
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Maximum that may be used under the program				1,900	$ 2,200
Revolving Credit Facility 2024
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program			€ 900									$ 1,000
Revolving Credit Facility 2024 | Tranche one
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program			€ 800									$ 1,000
Borrowings, number of extension options | extension_option			2									2
Borrowings maturity term			364 days
Borrowings extension option maturity, term			1 year
Revolving Credit Facility 2024 | Tranche two
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program			€ 1,100									$ 1,300
Borrowings, number of extension options | extension_option			2									2
Borrowings maturity term			3 years
Borrowings extension option maturity, term			1 year
Revolving Credit Facility 2025
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Maximum that may be used under the program	€ 4,000
Borrowings, number of extension options | extension_option	2
Borrowings maturity term	1 year
Borrowings extension option maturity, term	6 months
Asset-backed financing, securitizations programs
Disclosure of detailed information about borrowings [line items]
Borrowings				14,759							9,866
Warehouse Credit Facilities:
Disclosure of detailed information about borrowings [line items]
Borrowings				7,000	8,200
Abs Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings				1,100	1,300
Undrawn borrowing facilities				654	768
Abs Term Loan | Finance lease
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities				833	$ 979
Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings				15,479							10,016
Trade and other receivables				8							49
Borrowings, Asset-backed Financing | Brazil
Disclosure of detailed information about borrowings [line items]
Borrowings				712							101
Secured debt excluding lease liabilities and asset-back financing
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 0							€ 23